5. GROUP STRUCTURE (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Net cash generated by operating activities	$ 802	$ 610	$ 439
Net cash used in investing activities	(369)	19	(846)
Net cash used in financing activities	(390)	(470)	372
(Decrease) increase in cash and cash equivalents	43	159	(35)
Cash and cash equivalents at the beginning of the year	241	31	69
Loss on net monetary position generated by cash and cash equivalents	(59)	53	14
Cash and cash equivalents at the end of the year	225	241	31
Edenor
Disclosure of subsidiaries [line items]
Net cash generated by operating activities	170	255	78
Net cash used in investing activities	(86)	(221)	(63)
Net cash used in financing activities	(85)	(56)	(13)
(Decrease) increase in cash and cash equivalents	(1)	(22)	2
Cash and cash equivalents at the beginning of the year	0	7	3
Loss on net monetary position generated by cash and cash equivalents	7	19	2
Cash and cash equivalents at the end of the year	$ 7	$ 0	$ 7